Schedule of Investments (unaudited) December 31, 2020	iShares® Asia 50 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

China — 35.0%
Bank of China Ltd., Class H	73,952,000	$25,274,257
China Construction Bank Corp., Class H	94,592,960	71,854,954
China Life Insurance Co. Ltd., Class H	7,143,000	15,752,858
China Merchants Bank Co. Ltd., Class H	3,612,500	22,828,982
China Mobile Ltd.	5,311,500	30,277,643
China Petroleum & Chemical Corp., Class H	24,713,600	11,059,821
CNOOC Ltd.	15,446,000	14,302,866
Industrial & Commercial Bank of China Ltd., Class H	71,961,115	46,681,895
Meituan, Class B(a)	3,553,000	134,992,784
Ping An Insurance Group Co. of China Ltd., Class H	5,298,000	64,910,980
Tencent Holdings Ltd.	5,528,900	402,161,455
Wuxi Biologics Cayman Inc., New(a)(b)	2,785,000	36,923,335
Xiaomi Corp., Class B(a)(b)	12,572,400	53,831,797

		930,853,627

Hong Kong — 12.4%
AIA Group Ltd.	9,730,200	119,214,197
CK Asset Holdings Ltd.	2,354,148	12,083,686
CK Hutchison Holdings Ltd.	2,609,648	18,207,981
CLP Holdings Ltd.	1,565,500	14,476,209
Galaxy Entertainment Group Ltd.(c)	2,051,000	15,936,954
Hang Seng Bank Ltd.(c)	702,900	12,120,138
Hong Kong & China Gas Co. Ltd.(c)	10,279,144	15,351,404
Hong Kong Exchanges & Clearing Ltd.	1,102,800	60,446,101
Link REIT	1,988,300	18,103,778
Sun Hung Kai Properties Ltd.	1,482,000	19,113,086
Techtronic Industries Co. Ltd.	1,662,000	23,706,572

		328,760,106

Singapore — 3.7%
DBS Group Holdings Ltd.	1,730,300	32,782,289
Oversea-Chinese Banking Corp. Ltd.	3,870,274	29,459,355
Singapore Telecommunications Ltd.	6,592,900	11,523,171
United Overseas Bank Ltd.	1,472,900	25,175,206

		98,940,021

South Korea — 25.1%
Celltrion Inc.(a)(c)	95,301	31,495,037
Hyundai Mobis Co. Ltd.	63,963	15,044,229
Hyundai Motor Co.(a)	137,612	24,322,474
Kakao Corp.(a)	57,714	20,693,734
KB Financial Group Inc.(a)	375,764	15,012,573
LG Chem Ltd.	45,460	34,483,145
NAVER Corp.	138,960	37,416,736
POSCO	77,102	19,305,665
Samsung Electronics Co. Ltd.	4,936,257	368,072,187
Samsung SDI Co. Ltd.(a)	52,874	30,566,945
Shinhan Financial Group Co. Ltd.(a)	496,239	14,640,946
SK Hynix Inc.(a)	519,436	56,663,137

		667,716,808

Security	Shares	Value

Taiwan — 19.7%
Cathay Financial Holding Co. Ltd.	8,471,668	$12,738,557
Chunghwa Telecom Co. Ltd.	3,642,551	14,130,474
CTBC Financial Holding Co. Ltd.	18,734,359	13,134,987
Formosa Plastics Corp.	4,212,071	14,450,980
Hon Hai Precision Industry Co. Ltd.	11,984,052	39,238,835
MediaTek Inc.	1,526,112	40,572,484
Nan Ya Plastics Corp.	5,400,510	13,819,370
Taiwan Semiconductor Manufacturing Co. Ltd.	18,195,343	343,210,613
Uni-President Enterprises Corp.	4,943,000	11,874,600
United Microelectronics Corp.	11,107,000	18,638,161

		521,809,061

Total Common Stocks — 95.9% (Cost: $1,806,389,110)		2,548,079,623

Preferred Stocks

South Korea — 2.2%
Hyundai Motor Co., Series 2, Preference Shares, NVS	35,976	2,967,366
LG Chem Ltd., Preference Shares, NVS	7,445	2,614,625
Samsung Electronics Co. Ltd., Preference Shares, NVS	791,058	53,596,492

		59,178,483

Total Preferred Stocks — 2.2% (Cost: $36,579,496)		59,178,483

Short-Term Investments

Money Market Funds — 1.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.18%(d)(e)(f)	41,342,822	41,367,628

Total Short-Term Investments — 1.5% (Cost: $41,365,467)		41,367,628

Total Investments in Securities — 99.6% (Cost: $1,884,334,073)		2,648,625,734

Other Assets, Less Liabilities — 0.4%		9,786,238

Net Assets — 100.0%		$2,658,411,972

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

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Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Asia 50 ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/20	Shares Held at 12/31/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$21,968,255	$19,402,609	(a)	$—		$(18,095)	$14,859	$41,367,628	41,342,822	$144,980	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	900,000	—		(900,000	)(a)	—	—	—	—	1,355		—

						$(18,095)	$14,859	$41,367,628		$146,335		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$2,548,079,623	$—	$—	$2,548,079,623
Preferred Stocks	59,178,483	—	—	59,178,483
Money Market Funds	41,367,628	—	—	41,367,628

	$2,648,625,734	$—	$—	$2,648,625,734

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

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